DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $)	3 Months Ended				3 Months Ended
	Mar. 29, 2013 Segment Customer Brands	Sep. 07, 2012 Merger Agreement [Member]	Sep. 07, 2012 OpCo Notes [Member] Merger Agreement [Member]	Sep. 07, 2012 HoldCo Notes [Member] Merger Agreement [Member]	Mar. 29, 2013 Successor [Member]	Mar. 29, 2013 Successor [Member] JanSan [Member]	Mar. 29, 2013 Successor [Member] Plumbing [Member]	Mar. 29, 2013 Successor [Member] Hardware, Tools and Fixtures [Member]	Mar. 29, 2013 Successor [Member] HVAC [Member]	Mar. 29, 2013 Successor [Member] Electrical and Lighting [Member]	Mar. 29, 2013 Successor [Member] Appliances and Parts [Member]	Mar. 29, 2013 Successor [Member] Security and Safety [Member]	Mar. 29, 2013 Successor [Member] Other Products [Member]	Mar. 30, 2012 Predecessor [Member]	Mar. 30, 2012 Predecessor [Member] JanSan [Member]	Mar. 30, 2012 Predecessor [Member] Plumbing [Member]	Mar. 30, 2012 Predecessor [Member] Hardware, Tools and Fixtures [Member]	Mar. 30, 2012 Predecessor [Member] HVAC [Member]	Mar. 30, 2012 Predecessor [Member] Electrical and Lighting [Member]	Mar. 30, 2012 Predecessor [Member] Appliances and Parts [Member]	Mar. 30, 2012 Predecessor [Member] Security and Safety [Member]	Mar. 30, 2012 Predecessor [Member] Other Products [Member]	Mar. 29, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Mar. 29, 2013 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Mar. 29, 2013 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Mar. 29, 2013 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Mar. 29, 2013 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Mar. 29, 2013 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]
Description of Business and Basis of Presentation [Line Items]
Number of Customers	100,000
Number of distinct and targeted brands	14
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Stated share price for merger agreement (in dollars per share)		$ 25.5
Long-term Debt			$ 300,000,000	$ 365,000,000
Long-term Debt, Fair Value																							135,000,000	127,500,000	135,106,000	127,636,000	365,000,000	365,000,000	404,238,000	394,200,000	320,726,000	321,494,000	325,500,000	322,500,000
Number of Operating Segments	1
Number of Reportable Segments	1
Revenue, Net					$ 380,753,000	$ 179,209,000	$ 71,463,000	$ 30,023,000	$ 24,969,000	$ 20,399,000	$ 17,790,000	$ 16,781,000	$ 20,119,000	$ 313,582,000	$ 113,674,000	$ 70,974,000	$ 28,864,000	$ 25,849,000	$ 20,035,000	$ 17,672,000	$ 16,347,000	$ 20,167,000